Schedule of Investments (Unaudited) June 30, 2026

KraneShares 90% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 85.7%
Domestic Equity — 85.7%
KraneShares CSI China Internet ETF (A)(B)	318,100	$7,783,907
TOTAL EXCHANGE - TRADED FUND (Cost $8,268,006)		7,783,907

PURCHASED OPTION (C) — 14.8%
TOTAL PURCHASED OPTION (Cost $999,652)		1,343,623

TOTAL INVESTMENTS — 100.5% (Cost $9,267,658)		9,127,530

WRITTEN OPTIONS (C) — (0.7)% (Premiums Received $(286,336))		$(63,016)
OTHER ASSETS LESS LIABILITIES – 0.2%		16,246
NET ASSETS - 100%		$9,080,760

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of June 30, 2026 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 14.8%
Put Options
KWEB US*	3,181	$7,783,907	$27.49	01/15/27	$1,343,623

WRITTEN OPTION — (0.7)%
Call Options
KWEB US*	(3,181)	$(7,783,907)	$42.76	01/15/27	$(63,016)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2026, are as follows:

Value as of 3/31/2026	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2026	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,598,502	$6,086,970	$(213,506)	$(616,543)	$(71,516)	$7,783,907	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-044-0500

Schedule of Investments (Unaudited) June 30, 2026

KraneShares 100% KWEB Defined Outcome January 2027 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 79.8%
Domestic Equity — 79.8%
KraneShares CSI China Internet ETF (A)(B)	108,100	$2,645,207
TOTAL EXCHANGE - TRADED FUND (Cost $3,066,130)		2,645,207

PURCHASED OPTION (C) — 21.3%
TOTAL PURCHASED OPTION (Cost $441,843)		705,634

TOTAL INVESTMENTS — 101.1% (Cost $3,507,973)		3,350,841

WRITTEN OPTIONS (C) — (1.3)% (Premiums Received $(317,111))		$(42,613)
OTHER ASSETS LESS LIABILITIES – 0.2%		6,007
NET ASSETS - 100%		$3,314,235

(A)	For financial information on the KraneShares CSI China Internet ETF, please go to the Fund’s website at https://kraneshares.com/kweb/.
(B)	Affiliated Investment.
(C)	Refer to option table below.

Written options contracts outstanding as of June 30, 2026 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 21.3%
Put Options
KWEB US*	1,081	$2,645,207	$30.54	01/15/27	$705,634

WRITTEN OPTION — (1.3)%
Call Options
KWEB US*	(1,081)	$(2,645,207)	$36.65	01/15/27	$(42,613)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2026, are as follows:

Value as of 3/31/2026	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2026	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,456,352	$3,340,108	$(2,511,084)	$(767,387)	$127,218	$2,645,207	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-045-0500

Schedule of Investments (Unaudited) June 30, 2026

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

ETF — Exchange-Traded Fund

3